OTHER PAYABLES - Related Parties (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
OTHER PAYABLES
Total	¥ 5,819,010	$ 802,478	¥ 3,533,918
Related party
OTHER PAYABLES
Expenses paid by the major shareholders	1,796,309	247,723	1,396,419
Due to family members of the owners of BHD and FGS	545,159	75,181	590,159
Due to management staff for costs incurred on behalf of the company	250,927	34,604	253,557
Total	¥ 2,592,395	$ 357,508	¥ 2,240,135